LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of basic earnings per ordinary share
	For the year ended December 31,
	2023	2022	2021
Loss for the year attributed to holders of
ordinary shares (US Dollars in thousands)	(15,887)	(37,509)	(24,763)
Weighted average of number of ordinary shares
in issue (in thousands)	33,149	32,817	30,191
Basic loss per ordinary share (in dollars)	(0.479)	(1.143)	(0.820)

Schedule of diluted earnings per ordinary share
	Thousands of shares
	As of December 31,
	2023	2022	2021
Options and RSU issued as part of share-based payment	3,339	3,823	3,634